Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	¥ (18,426,496)	$ (2,663,520)	¥ (34,451,172)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	741,838	107,231	5,087,743
Provision for doubtful accounts	(4,329,244)	(625,785)	(3,765,397)
Stock compensation expenses	3,101,853	448,368	3,107,461
Deferred tax benefit			(1,023,038)
Gain (loss) from short term investments			1,163,652
Loss (gain) from deconsolidation of subsidiaries			(373,651)
Expenses (Income) from unconsolidated subsidiary	16,231,959	2,346,303	(1,760,445)
Amortization of operating lease right-of-use assets	313,457	45,310	1,176,645
Change in operating assets and liabilities:
Accounts receivables	(14,520,459)	(2,098,909)	(20,089,871)
Inventories	909,048	131,401	3,284,039
Prepaid services fees	(20,836,323)	(3,011,856)	(8,343,838)
Other receivables and prepaid expenses	(346,442)	(50,078)	(3,781)
Prepaid expenses and deposits			88,310
Accounts payable	19,641,051	2,839,082	2,533,460
Deferred revenues	6,790,680	981,582	46,767,189
Other payables and accrued liabilities	7,548,721	1,091,156	1,755,574
Operating lease liabilities	(438,593)	(63,398)	(1,170,985)
Taxes payable	(457,256)	(66,096)	279,895
Net cash used in operating activities	(4,076,206)	(589,209)	(5,738,210)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of cost method investment			(49,067,000)
Purchases of property and equipment	(222,308)	(32,134)	(1,250,234)
Purchases of short term investments	(168,790,687)	(24,398,417)	(85,668,000)
Redemption of short term investments	1,240,318	179,286	84,462,142
Consideration received from sale of equity interest			41,669
Collection of loans receivable			26,160,000
Collection of receivable from unconsolidated subsidiary			27,902,150
Net cash provided by (used in) investing activities	(167,772,677)	(24,251,265)	2,580,727
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term loan - banking facility	8,500,000	1,228,661
Payments to banking facility
Proceeds from related party loans	7,592,664	1,097,507	4,153,724
Repayments to related party loans			(72,836,490)
Deferred merger costs			(131,276)
Net cash (used in) provided by financing activities	16,092,664	2,326,168	(68,814,042)
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	7,311,101	(1,002,358)	25,688,383
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(148,445,118)	(23,516,664)	(46,283,142)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	572,782,081	82,241,921	752,347,147
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	424,336,963	58,725,257	706,064,005
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	73,649	10,646	1,260,117
Cash paid for interest	124,995	18,068	6,154
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	586,741	84,812	549,514
Reclassification of investment in subsidiary to additional paid in capital upon sale of subsidiary’s non controlling interest			2,608,970
Cash and cash equivalents	424,336,962	58,725,257	705,621,445
Restricted cash			442,560
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 424,336,962	$ 58,725,257	¥ 706,064,005